Available-For-Sale And Held-To-Maturity Securities (Contractual Maturities) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, debt maturities, within one year, Fair Value	[1]	$ 184,021
Available-for-sale Securities, debt maturities, after one year through five, Fair Value	[1]	545,825
Available-for-sale Securities, debt maturities, after five through ten years, fair value	[1]	978,587
Availably-for-sale Securities, debt maturities, after ten years, Fair Value	[1]	2,065,075
Available-for-sale Securities, debt maturities, Fair Value	[1]	3,773,508
Held-to-maturity Securities, debt maturities, within one year, Amortized Cost		40,011
Held-to-maturity Securities, debt maturities, after one year through five, Amortized Cost		58,971
Held-to-maturity Securities, debt maturities, after five year through ten, Amortized Cost		547,555
Held-to-maturity Securities, debt maturities, after ten years, Amortized Cost		3,051,561
Held-to-maturity Securities, Amortized cost	[2]	3,698,098	$ 3,038,405
U.S. Government Agency Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, debt maturities, within one year, Fair Value	[1]	1,722
Available-for-sale Securities, debt maturities, after one year through five, Fair Value	[1]	3,261
Available-for-sale Securities, debt maturities, Fair Value	[1]	4,983
State And Municipal Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, debt maturities, within one year, Fair Value	[1]	274
Available-for-sale Securities, debt maturities, after one year through five, Fair Value	[1]	84
Available-for-sale Securities, debt maturities, after five through ten years, fair value	[1]	18,745
Availably-for-sale Securities, debt maturities, after ten years, Fair Value	[1]	51,456
Available-for-sale Securities, debt maturities, Fair Value	[1]	70,559
Corporate Fixed Income Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, debt maturities, within one year, Fair Value	[1]	182,025
Available-for-sale Securities, debt maturities, after one year through five, Fair Value	[1]	542,480
Available-for-sale Securities, debt maturities, after five through ten years, fair value	[1]	486,937
Available-for-sale Securities, debt maturities, Fair Value	[1]	1,211,442
Held-to-maturity Securities, debt maturities, within one year, Amortized Cost		40,011
Held-to-maturity Securities, Amortized cost	[2]	40,011	40,078
Asset-Backed Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, debt maturities, after five through ten years, fair value	[1]	417,081
Availably-for-sale Securities, debt maturities, after ten years, Fair Value	[1]	1,689,857
Available-for-sale Securities, debt maturities, Fair Value	[1]	2,106,938
Held-to-maturity Securities, debt maturities, after five year through ten, Amortized Cost		403,840
Held-to-maturity Securities, debt maturities, after ten years, Amortized Cost		1,860,443
Held-to-maturity Securities, Amortized cost	[2]	2,264,283	1,370,300
Mortgage Backed Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, debt maturities, after five through ten years, fair value		55,824
Availably-for-sale Securities, debt maturities, after ten years, Fair Value		323,762
Held-to-maturity Securities, debt maturities, after five year through ten, Amortized Cost		143,715
Held-to-maturity Securities, debt maturities, after ten years, Amortized Cost		1,191,118
Mortgage Backed Securities [Member] | Agency [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, debt maturities, after five through ten years, fair value	[1]	338
Availably-for-sale Securities, debt maturities, after ten years, Fair Value	[1]	305,192
Available-for-sale Securities, debt maturities, Fair Value	[1]	305,530
Held-to-maturity Securities, debt maturities, after five year through ten, Amortized Cost		143,715
Held-to-maturity Securities, debt maturities, after ten years, Amortized Cost		1,191,118
Held-to-maturity Securities, Amortized cost	[2]	1,334,833	1,567,758
Mortgage Backed Securities [Member] | Commercial [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, debt maturities, after five through ten years, fair value	[1]	55,486
Availably-for-sale Securities, debt maturities, after ten years, Fair Value	[1]	17,002
Available-for-sale Securities, debt maturities, Fair Value	[1]	72,488
Held-to-maturity Securities, debt maturities, after one year through five, Amortized Cost		58,971
Held-to-maturity Securities, Amortized cost	[2]	58,971	59,581
Mortgage Backed Securities [Member] | Non-Agency [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Availably-for-sale Securities, debt maturities, after ten years, Fair Value	[1]	1,568
Available-for-sale Securities, debt maturities, Fair Value	[1]	$ 1,568
Held-to-maturity Securities, Amortized cost	[2]		$ 688

[1]	Due to the immaterial amount of income recognized on tax-exempt securities, yields were not calculated on a tax-equivalent basis.
[2]	Held-to-maturity securities are carried in the consolidated statements of financial condition at amortized cost, and the changes in the value of these securities, other than impairment charges, are not reported on the consolidated financial statements.